Supplemental guarantor financial information, Condensed consolidating balance sheet (Details) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 23,021	$ 17,383	$ 21,091	$ 12,789
Trade accounts receivable, net	65,039	66,471
Inventories and supplies	22,486	21,660
Deferred income taxes	8,697	9,390
Funds held for customers	34,611	35,720
Other current assets	26,602	20,613
Total current assets	180,456	171,237
Long-term Investments	44,768	37,410
Property, Plant and Equipment, net	116,773	120,221
Assets Held for Sale	3,937	4,527
Intangibles, net	163,710	155,112
Goodwill	776,944	725,937
Investments In Consolidated Subsidiaries	0	0
Intercompany (Payable) Receivable	0	0
Other Non-Current Assets	100,799	94,247
Total assets	1,387,387	1,308,691	1,324,851
Current Liabilities:
Accounts payable	63,167	60,478
Accrued liabilities	146,394	144,034
Short-term debt	33,000	7,000
Total current liabilities	242,561	211,512
Long-Term Debt	742,592	748,122
Deferred Income Taxes	51,926	46,752
Other Non-Current Liabilities	66,937	76,107
Total Shareholders' Equity	283,371	226,198
Total liabilities and shareholders' equity	1,387,387	1,308,691
Deluxe Corporation [Member]
Current Assets:
Cash and cash equivalents	1,779	3,197	3,718	2,725
Trade accounts receivable, net	0	0
Inventories and supplies	0	0
Deferred income taxes	1,215	2,854
Funds held for customers	0	0
Other current assets	9,445	9,463
Total current assets	12,439	15,514
Long-term Investments	35,979	34,905
Property, Plant and Equipment, net	0	0
Assets Held for Sale	0	0
Intangibles, net	0	0
Goodwill	0	0
Investments In Consolidated Subsidiaries	1,261,717	986,484
Intercompany (Payable) Receivable	(245,905)	(68,348)
Other Non-Current Assets	14,624	12,337
Total assets	1,078,854	980,892
Current Liabilities:
Accounts payable	15,618	11,697
Accrued liabilities	18,694	9,440
Short-term debt	33,000	7,000
Total current liabilities	67,312	28,137
Long-Term Debt	742,592	748,122
Deferred Income Taxes	(20,266)	(25,898)
Other Non-Current Liabilities	5,845	4,333
Total Shareholders' Equity	283,371	226,198
Total liabilities and shareholders' equity	1,078,854	980,892
Guarantor subsidiaries [Member]
Current Assets:
Cash and cash equivalents	987	683	1,578	497
Trade accounts receivable, net	53,082	53,679
Inventories and supplies	20,405	19,350
Deferred income taxes	6,715	6,303
Funds held for customers	0	0
Other current assets	11,537	8,047
Total current assets	92,726	88,062
Long-term Investments	8,789	2,427
Property, Plant and Equipment, net	100,121	102,427
Assets Held for Sale	3,937	4,527
Intangibles, net	161,401	151,512
Goodwill	775,044	723,938
Investments In Consolidated Subsidiaries	13,785	615
Intercompany (Payable) Receivable	292,362	114,299
Other Non-Current Assets	72,713	71,032
Total assets	1,520,878	1,258,839
Current Liabilities:
Accounts payable	43,515	42,798
Accrued liabilities	88,473	92,038
Short-term debt	0	0
Total current liabilities	131,988	134,836
Long-Term Debt	0	0
Deferred Income Taxes	68,963	68,794
Other Non-Current Liabilities	58,210	68,725
Total Shareholders' Equity	1,261,717	986,484
Total liabilities and shareholders' equity	1,520,878	1,258,839
Non-guarantor subsidiaries [Member]
Current Assets:
Cash and cash equivalents	20,255	13,503	15,795	9,567
Trade accounts receivable, net	11,957	12,792
Inventories and supplies	2,081	2,310
Deferred income taxes	767	233
Funds held for customers	34,611	35,720
Other current assets	5,620	3,103
Total current assets	75,291	67,661
Long-term Investments	0	78
Property, Plant and Equipment, net	16,652	17,794
Assets Held for Sale	0	0
Intangibles, net	2,309	3,600
Goodwill	1,900	1,999
Investments In Consolidated Subsidiaries	0	0
Intercompany (Payable) Receivable	(46,457)	(45,951)
Other Non-Current Assets	13,462	10,878
Total assets	63,157	56,059
Current Liabilities:
Accounts payable	4,034	5,983
Accrued liabilities	39,227	42,556
Short-term debt	0	0
Total current liabilities	43,261	48,539
Long-Term Debt	0	0
Deferred Income Taxes	3,229	3,856
Other Non-Current Liabilities	2,882	3,049
Total Shareholders' Equity	13,785	615
Total liabilities and shareholders' equity	63,157	56,059
Eliminations [Member]
Current Assets:
Cash and cash equivalents	0	0
Trade accounts receivable, net	0	0
Inventories and supplies	0	0
Deferred income taxes	0	0
Funds held for customers	0	0
Other current assets	0	0
Total current assets	0	0
Long-term Investments	0
Property, Plant and Equipment, net	0	0
Assets Held for Sale	0	0
Intangibles, net	0	0
Goodwill	0	0
Investments In Consolidated Subsidiaries	(1,275,502)	(987,099)
Intercompany (Payable) Receivable	0	0
Other Non-Current Assets	0	0
Total assets	(1,275,502)	(987,099)
Current Liabilities:
Accounts payable	0	0
Accrued liabilities	0	0
Short-term debt	0	0
Total current liabilities	0	0
Long-Term Debt	0	0
Deferred Income Taxes	0	0
Other Non-Current Liabilities	0	0
Total Shareholders' Equity	(1,275,502)	(987,099)
Total liabilities and shareholders' equity	$ (1,275,502)	$ (987,099)